Stock Options and Warrants - Warrants Issued with Other Financings - Additional Information (Detail)		1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 22, 2013 $ / shares	Sep. 30, 2011 Tranche $ / shares shares	Sep. 30, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Aug. 31, 2013 $ / shares	Mar. 12, 2013 $ / shares	Dec. 31, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant term	5 years
Warrants outstanding			473,130	850,058	299,895			3,500,000
Number of warrants issued				837,602	64,983,988
Warrants exercisable price | $ / shares	$ 30.00					$ 0.25	$ 30.00
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued				1,400,000
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding				127,508,118	44,983,988
Number of warrants issued				125,639,832
Warrants exercisable price | $ / shares	$ 0.20						$ 0.20
Skin Care [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches of common stock warrants issuable | Tranche		2
Number of shares which can be purchased by the exercise of warrants		667
Strike prices | $ / shares		$ 225.00
Vesting over four quarters			Four quarters	Four quarters
Warrant term		5 years
Warrants outstanding			1,334	1,334	1,334			200,000
Expiration date of warrants		Sep. 30, 2016		Sep. 30, 2016
Skin Care [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which can be purchased by the exercise of warrants		100,000
Strike prices | $ / shares		$ 1.50
Warrants outstanding				200,000	200,000
Share-based Compensation Award, Tranche One [Member] | Skin Care [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which can be purchased by the exercise of warrants		667
Strike prices | $ / shares		$ 225.00
Share-based Compensation Award, Tranche One [Member] | Skin Care [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which can be purchased by the exercise of warrants		100,000
Strike prices | $ / shares		$ 1.50
Share-based Compensation Award, Tranche Two [Member] | Skin Care [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which can be purchased by the exercise of warrants		667
Strike prices | $ / shares		$ 300.00
Share-based Compensation Award, Tranche Two [Member] | Skin Care [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which can be purchased by the exercise of warrants		100,000
Strike prices | $ / shares		$ 2.00